JOINT VENTURE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 09, 2022
Schedule of Equity Method Investments [Line Items]
Contributed joint venture			$ 113,124	$ (0)
Loss on equity investment	$ 20,764	$ 0	$ 159,849	$ 0
Neural Signals Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%